Financial - risk management objectives and policies - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial risk management [Line Items]
Leasing	$ 7,839	$ 7,503
Less cash and short-term deposits	(235,449)	(210,046)	$ (369,200)	$ (214,551)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Financial risk management [Line Items]
Debt and accounts payables	226,333	188,896
Leasing	330	596
Less cash and short-term deposits	(870,929)	(818,503)
Net debt	(644,266)	(629,011)
Total liquidity	$ 870,929	$ 818,503